Note 05 - Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income	€ 13,983	€ 11,117	€ 11,548
Trading income (loss)	2,745	1,954	2,097
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	(61)	1,106	276
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	277	79	(40)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,962	3,139	2,332
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	16,945	14,256	13,880
Corporate Bank	3,720	2,666	2,939
Investment Bank	8,265	6,891	7,193
FIC Sales & Trading	8,697	6,917	6,991
Remaining Products	(432)	(26)	202
Private Bank	6,612	4,847	4,648
Asset Management	(250)	246	(98)
Capital Release Unit	(61)	(18)	(33)
Corporate & Other	(1,342)	(375)	(768)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	€ 16,945	€ 14,256	€ 13,880